Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employees Stock Option Scheme - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	104,694,170	159,487,350	202,413,370
Equity shares allocated for grant under the plan	0	0	0
Options granted	(25,628,600)	(57,466,600)	(47,773,600)
Forfeited/lapsed	2,926,850	2,673,420	4,847,580
Options available to be granted, end of period	81,992,420	104,694,170	159,487,350